Other Income / Expense - Summary of other income (Detail) - CAD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Gains (losses) on disposals of investments [abstract]
Government assistance	$ (258,296)	[1]	$ (941,369)	[1]	$ (637,942)	[1]	$ (2,117,743)	[1]	$ (4,201,822)	[2]	$ (2,775,677)	[2]
Government loan forgiveness			(181,770)				(299,082)		1,825,237	[3]	124,507	[3]
Derecognition of contingent consideration			8,855				(572,262)		(1,010,024)
Other	(5,728)		(40,718)		(24,350)		(76,221)		89,014		32,158		$ 167,913
Total other income	$ (264,024)		$ (1,155,002)		$ (662,292)		$ (3,065,308)		$ (7,126,097)		$ (2,932,342)		$ (167,913)

[1]	Majority of government assistance are grants from the Canadian Government for wage and rental subsidies.
[2]	Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.
[3]	Includes other income recognized as below market interest rate benefit.